SCHEDULE OF FOREIGN CURRENCY TRANSLATION (Details)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Year End RMB [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Average yearly HKD to US$ exchange rate	7.2995	7.0898
Average Yearly RMB [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Average yearly HKD to US$ exchange rate	7.1905	7.0723	6.7190
Year End HKD [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Average yearly HKD to US$ exchange rate	7.7655	7.8081
Average Yearly HKD [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Average yearly HKD to US$ exchange rate	7.8024	7.8284